UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10553

        Nuveen Arizona Dividend Advantage Municipal Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            7/31

Date of reporting period:         10/31/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Arizona Dividend Advantage Municipal Fund 2 (NKR)
	October 31, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	Education and Civic Organizations – 6.3% (4.5% of Total Investments)
$ 1,130	Arizona Higher Education Loan Authority, Student Loan Revenue Bonds, Series 2007B, Auction	3/10 at 100.00	AAA	$ 960,986
	Rate, 0.720%, 11/01/41 (4)
460	Pima County Industrial Development Authority, Arizona, Charter School Revenue Bonds, Noah	12/14 at 100.00	BBB–	407,652
	Webster Basic Schools Inc., Series 2004, 6.000%, 12/15/24
320	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities Financing	2/10 at 100.50	BBB–	300,515
	Authority, Higher Education Revenue Bonds, Ana G. Mendez University System, Series 1999,
	5.375%, 2/01/19
480	Tucson Industrial Development Authority, Arizona, Charter School Revenue Bonds, Arizona	9/14 at 100.00	BBB–	407,496
	Agribusiness and Equine Center Charter School, Series 2004A, 6.125%, 9/01/34
	University of Arizona, Certificates of Participation, Series 2002A:
65	5.500%, 6/01/18 – AMBAC Insured	6/12 at 100.00	AA–	69,869
40	5.125%, 6/01/22 – AMBAC Insured	6/12 at 100.00	AAA	40,408
2,495	Total Education and Civic Organizations			2,186,926
	Health Care – 24.5% (17.3% of Total Investments)
845	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	847,467
	2007A, 5.000%, 1/01/25
520	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/17 at 100.00	A+	346,450
	2007B, 1.004%, 1/02/37
1,150	Arizona Health Facilities Authority, Hospital Revenue Bonds, Banner Health Systems, Series	1/18 at 100.00	A+	1,164,996
	2008D, 5.500%, 1/01/38
600	Arizona Health Facilities Authority, Revenue Bonds, Blood Systems Inc., Series 2004,	4/14 at 100.00	A	608,040
	5.000%, 4/01/20
400	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/15 at 100.00	BBB	359,960
	Network, Series 2005B, 5.000%, 12/01/37
655	Glendale Industrial Development Authority, Arizona, Revenue Bonds, John C. Lincoln Health	12/17 at 100.00	BBB	573,060
	Network, Series 2007, 5.000%, 12/01/42
1,375	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/14 at 100.00	A	1,402,445
	Catholic Healthcare West, Series 2004A, 5.375%, 7/01/23
1,650	Maricopa County Industrial Development Authority, Arizona, Health Facility Revenue Bonds,	7/17 at 100.00	A	1,628,352
	Catholic Healthcare West, Series 2007A, 5.250%, 7/01/32
500	Maricopa County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Mayo Clinic	11/09 at 100.50	Aa2	500,780
	Hospital, Series 1998, 5.250%, 11/15/37
1,000	Yavapai County Industrial Development Authority, Arizona, Hospital Revenue Bonds, Yavapai	8/13 at 100.00	Baa2	998,630
	Regional Medical Center, Series 2003A, 6.000%, 8/01/33
8,695	Total Health Care			8,430,180
	Housing/Multifamily – 3.0% (2.1% of Total Investments)
1,000	Maricopa County Industrial Development Authority, Arizona, GNMA Collateralized Multifamily	10/11 at 105.00	AAA	1,051,640
	Housing Revenue Refunding Bonds, Pine Ridge, Cambridge Court, Cove on 44th and Fountain
	Place Apartments, Series 2001A-1, 6.000%, 10/20/31
	Housing/Single Family – 3.7% (2.6% of Total Investments)
1,245	Tucson and Pima County Industrial Development Authority, Arizona, Joint Single Family Mortgage	6/17 at 101.00	Aaa	1,256,964
	Revenue Bonds, Series 2007B, 5.350%, 6/01/47 (Alternative Minimum Tax)
	Tax Obligation/General – 20.0% (14.2% of Total Investments)
1,000	Maricopa County School District 6, Arizona, General Obligation Refunding Bonds, Washington	No Opt. Call	AAA	1,146,450
	Elementary School, Series 2002A, 5.375%, 7/01/16 – FSA Insured
1,165	Maricopa County Unified School District 69, Paradise Valley, Arizona, General Obligation	No Opt. Call	Aa3	1,316,299
	Refunding Bonds, Series 2002A, 5.250%, 7/01/14 – FGIC Insured
1,405	Mesa, Arizona, General Obligation Bonds, Series 2002, 5.375%, 7/01/15 – FGIC Insured	No Opt. Call	AA	1,592,202

	Phoenix, Arizona, Various Purpose General Obligation Bonds, Series 2002B:
1,700	5.000%, 7/01/22	7/12 at 100.00	AAA	1,818,592
500	5.000%, 7/01/27	7/12 at 100.00	AAA	514,620
510	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24	7/11 at 100.00	AAA	522,153
6,280	Total Tax Obligation/General			6,910,316
	Tax Obligation/Limited – 43.5% (30.8% of Total Investments)
	Arizona State, Certificates of Participation, Series 2002A:
750	5.000%, 11/01/17 – NPFG Insured	5/12 at 100.00	AA–	776,610
1,000	5.000%, 11/01/18 – NPFG Insured	5/12 at 100.00	AA–	1,031,310
500	5.000%, 11/01/20 – NPFG Insured	5/12 at 100.00	AA–	512,300
128	Centerra Community Facilities District, Goodyear, Arizona, General Obligation Bonds, Series	7/15 at 100.00	N/R	100,311
	2005, 5.500%, 7/15/29
340	Estrella Mountain Ranch Community Facilities District, Arizona, Special Assessment Bonds,	1/17 at 100.00	N/R	234,025
	Montecito Assessment District, Series 2007, 5.800%, 7/01/32
236	Estrella Mountain Ranch Community Facilities District, Goodyear, Arizona, Special Assessment	7/10 at 102.00	N/R	237,971
	Lien Bonds, Series 2001A, 7.875%, 7/01/25
921	Marana, Arizona, Tangerine Farms Road Improvement District Revenue Bonds, Series 2006,	7/16 at 100.00	Baa1	817,507
	4.600%, 1/01/26
	Maricopa County Stadium District, Arizona, Revenue Refunding Bonds, Series 2002:
840	5.375%, 6/01/18 – AMBAC Insured	6/12 at 100.00	N/R	880,732
2,645	5.375%, 6/01/19 – AMBAC Insured	6/12 at 100.00	N/R	2,752,807
240	Marley Park Community Facilities District, City of Surprise, Arizona, Limited Tax General	7/17 at 100.00	N/R	192,355
	Obligation Bonds, Series 2007, 6.100%, 7/15/32
415	Merrill Ranch Community Facilities District 1, Florence, Arizona, General Obligation Bonds,	7/18 at 100.00	N/R	386,000
	Series 2008A, 7.400%, 7/15/33
530	Palm Valley Community Facility District 3, Goodyear, Arizona, General Obligation Bonds, Series	7/16 at 100.00	N/R	384,070
	2006, 5.300%, 7/15/31
350	Palm Valley Community Facility District 3, Goodyear, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	269,612
	Bonds, Series 2007, 5.800%, 7/15/32
140	Parkway Community Facilities District 1, Prescott Valley, Arizona, General Obligation Bonds,	7/16 at 100.00	N/R	102,169
	Series 2006, 5.350%, 7/15/31
1,500	Phoenix Industrial Development Authority, Arizona, Government Bonds, Capitol Mall LLC II,	3/12 at 100.00	A1	1,545,375
	Series 2001, 5.250%, 9/15/16 – AMBAC Insured
1,070	Pinal County Industrial Development Authority, Arizona, Correctional Facilities Contract	No Opt. Call	BBB–	1,039,238
	Revenue Bonds, Florence West Prison LLC, Series 2002A, 5.000%, 10/01/18 – ACA Insured
270	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	BBB–	263,056
	Bonds, Series 2002D, 5.125%, 7/01/24
960	San Luis Civic Improvement Corporation, Arizona, Municipal Facilities Excise Tax Revenue	7/15 at 100.00	A–	970,790
	Bonds, Series 2005, 5.000%, 7/01/25 – SYNCORA GTY Insured
555	Tartesso West Community Facility District, Buckeye, Arizona, Limited Tax General Obligation	7/17 at 100.00	N/R	445,510
	Bonds, Series 2007, 5.900%, 7/15/32
750	Vistancia Community Facilities District, Arizona, Restricted General Obligation Bonds, Series	7/15 at 100.00	Baa1	732,488
	2005, 5.750%, 7/15/24
559	Watson Road Community Facilities District, Arizona, Special Assessment Revenue Bonds, Series	7/16 at 100.00	N/R	437,898
	2005, 6.000%, 7/01/30
350	Westpark Community Facilities District, Buckeye, Arizona, General Obligation Tax Increment	7/16 at 100.00	N/R	259,018
	Bonds Series 2006, 5.250%, 7/15/31
640	Yuma Municipal Property Corporation, Arizona, Municipal Facilities Tax Revenue Bonds, Series	7/10 at 100.00	AA–	641,837
	2001, 5.000%, 7/01/21 – AMBAC Insured
15,689	Total Tax Obligation/Limited			15,012,989
	Transportation – 4.3% (3.0% of Total Investments)
470	Phoenix Civic Improvement Corporation, Arizona, Senior Lien Airport Revenue Bonds, Series	1/10 at 100.50	AAA	473,610
	1998A, 5.000%, 7/01/25 – FSA Insured
1,000	Phoenix, Arizona, Civic Improvement Corporation, Senior Lien Airport Revenue Bonds, Series	7/12 at 100.00	AA–	1,001,650
	2002B, 5.250%, 7/01/27 – FGIC Insured (Alternative Minimum Tax)
1,470	Total Transportation			1,475,260
	U.S. Guaranteed – 20.6% (14.5% of Total Investments) (5)
400	Arizona Health Facilities Authority, Hospital Revenue Bonds, Catholic Healthcare West, Series	7/10 at 101.00	N/R (5)	418,940
	1999A, 6.625%, 7/01/20 (Pre-refunded 7/01/10)

735	Arizona Health Facilities Authority, Hospital System Revenue Bonds, Phoenix Children’s	2/12 at 101.00	N/R (5)	821,238
	Hospital, Series 2002A, 6.250%, 2/15/21 (Pre-refunded 2/15/12)
715	Arizona State University, System Revenue Bonds, Series 2002, 5.750%, 7/01/27 (Pre-refunded	7/12 at 100.00	AAA	803,117
	7/01/12) – FGIC Insured
100	Maricopa County Unified School District 89, Dysart, Arizona, General Obligation Bonds, Series	7/14 at 100.00	AAA	115,358
	2004B, 5.250%, 7/01/20 (Pre-refunded 7/01/14) – FSA Insured
375	Maricopa County Union High School District 210 Phoenix, Arizona, General Obligation Bonds,	7/16 at 100.00	AA (5)	433,620
	Series 2006C, 5.000%, 7/01/24 (Pre-refunded 7/01/16) – NPFG Insured
225	Maricopa County, Arizona, Hospital Revenue Bonds, Sun Health Corporation, Series 2005, 5.000%,	4/15 at 100.00	N/R (5)	254,619
	4/01/16 (Pre-refunded 4/01/15)
730	Puerto Rico Public Buildings Authority, Guaranteed Government Facilities Revenue Refunding	7/12 at 100.00	Baa3 (5)	801,496
	Bonds, Series 2002D, 5.125%, 7/01/24 (Pre-refunded 7/01/12)
1,000	Scottsdale Industrial Development Authority, Arizona, Hospital Revenue Bonds, Scottsdale	12/11 at 101.00	N/R (5)	1,108,880
	Healthcare, Series 2001, 5.800%, 12/01/31 (Pre-refunded 12/01/11)
990	Scottsdale, Arizona, General Obligation Bonds, Series 2002, 5.000%, 7/01/24	7/11 at 100.00	AAA	1,062,329
	(Pre-refunded 7/01/11)
	University of Arizona, Certificates of Participation, Series 2002A:
685	5.500%, 6/01/18 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	AA– (5)	760,371
460	5.125%, 6/01/22 (Pre-refunded 6/01/12) – AMBAC Insured	6/12 at 100.00	A1 (5)	506,230
6,415	Total U.S. Guaranteed			7,086,198
	Utilities – 3.9% (2.8% of Total Investments)
450	Salt River Project Agricultural Improvement and Power District, Arizona, Electric System	1/18 at 100.00	AA	504,018
	Revenue Bonds, Tender Option Bond Trust 09-9W, 17.095%, 1/01/38 (IF)
1,000	Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds, Series 2007, 5.000%, 12/01/37	No Opt. Call	A	855,350
1,450	Total Utilities			1,359,368
	Water and Sewer – 11.6% (8.2% of Total Investments)
500	Maricopa County Industrial Development Authority, Arizona, Water System Improvement Revenue	12/09 at 100.00	N/R	499,995
	Bonds, Chaparral City Water Company, Series 1997A, 5.400%, 12/01/22 – AMBAC Insured
	(Alternative Minimum Tax)
360	Oro Valley Municipal Property Corporation, Arizona, Senior Lien Water Revenue Bonds, Series	7/13 at 100.00	AA–	369,310
	2003, 5.000%, 7/01/23 – NPFG Insured
1,000	Phoenix Civic Improvement Corporation, Arizona, Junior Lien Water System Revenue Refunding	No Opt. Call	AAA	1,163,060
	Bonds, Series 2001, 5.500%, 7/01/22 – FGIC Insured
	Surprise Municipal Property Corporation, Arizona, Wastewater System Revenue Bonds, Series 2007:
350	4.700%, 4/01/22	4/14 at 100.00	N/R	304,423
410	4.900%, 4/01/32	4/17 at 100.00	N/R	332,034
1,000	Tucson, Arizona, Water System Revenue Refunding Bonds, Series 2002, 5.500%, 7/01/18 –	7/12 at 102.00	AA–	1,114,770
	FGIC Insured
275	Yuma County Industrial Development Authority, Arizona, Exempt Revenue Bonds, Far West Water &	12/17 at 100.00	N/R	214,627
	Sewer Inc. Refunding, Series 2007A, 6.375%, 12/01/37 (Alternative Minimum Tax)
3,895	Total Water and Sewer			3,998,219
$ 48,634	Total Investments (cost $48,452,603) – 141.4%			48,768,060
	Other Assets Less Liabilities – 6.8%			2,350,554
	Preferred Shares, at Liquidation Value – (48.2)% (6)			(16,625,000)
	Net Assets Applicable to Common Shares – 100%			$ 34,493,614

Fair Value Measurements

In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

  Level 1 – Quoted prices in active markets for identical securities.

  Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

  Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of October 31, 2009:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$ —	$47,807,074	$960,986	$48,768,060

The following is a reconciliation of the Fund’s Level 3 investments held at the beginning and end of the measurement period:

Level 3
Investments
Balance at beginning of period	$894,192
Gains (losses):
Net realized gains (losses)	—
Net change in unrealized appreciation (depreciation)	66,794
Net purchases at cost (sales at proceeds)	—
Net discounts (premiums)	—
Net transfers in to (out of) at end of period fair value	—
Balance at end of period	$960,986

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At October 31, 2009, the cost of investments was $48,440,753.

Gross unrealized appreciation and gross unrealized depreciation of investments at October 31, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,942,278
Depreciation	(1,614,971)
Net unrealized appreciation (depreciation) of investments	$ 327,307

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
(4)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the
Board of Trustees. For fair value measurement disclosure purposes, investment categorized as Level 3.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 34.1%.
N/R	Not rated.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Arizona Dividend Advantage Municipal Fund 2

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         December 30, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        December 30, 2009